Geographic, Financial and Other Information - Schedule of Net Sales and Long-Lived Assets by Geographic Area (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 United States [Member]	Sep. 30, 2012 United States [Member]	Sep. 30, 2013 United States [Member]	Sep. 30, 2012 United States [Member]	Dec. 31, 2012 United States [Member]	Dec. 31, 2011 United States [Member]	Dec. 31, 2010 United States [Member]	Dec. 31, 2013 United States [Member]	Sep. 30, 2013 Outside Of The United States [Member]	Sep. 30, 2012 Outside Of The United States [Member]	Sep. 30, 2013 Outside Of The United States [Member]	Sep. 30, 2012 Outside Of The United States [Member]	Dec. 31, 2012 Outside Of The United States [Member]	Dec. 31, 2011 Outside Of The United States [Member]	Dec. 31, 2010 Outside Of The United States [Member]	Dec. 31, 2013 Outside Of The United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 339.4	$ 391.3	$ 347.0	$ 357.1	$ 330.7	$ 359.8	$ 337.2	$ 351.2	$ 333.2	$ 1,021.4	$ 1,034.8	$ 1,426.1	$ 1,381.4	$ 1,321.4	$ 185.8	$ 192.0	$ 581.8	$ 580.6	$ 800.0	$ 757.4	$ 729.1		$ 153.6	$ 155.0	$ 439.6	$ 454.2	$ 626.1	$ 624.0	$ 592.3
Percentage of net sales by geographic location (percent)															55.00%	55.00%	57.00%	56.00%	56.00%	55.00%	55.00%		45.00%	45.00%	43.00%	44.00%	44.00%	45.00%	45.00%
Long-Lived Assets, net	$ 487.1	$ 478.6				$ 402.8				$ 487.1		$ 478.6	$ 402.8		$ 440.9		$ 440.9		$ 430.1	$ 354.3			$ 46.2		$ 46.2		$ 48.5	$ 48.5
Percentage of long lived assets, net by geographic location (percent)															91.00%		91.00%		90.00%	88.00%		90.00%	9.00%		9.00%		10.00%	12.00%		10.00%